Davidson Multi-Cap Equity Fund
Schedule of Investments
September 30, 2026 (Unaudited)

COMMON STOCKS - 96.8%	Shares	Value
Aerospace & Defense - 3.5%
Honeywell Aerospace, Inc. (a)	16,452	$ 2,549,566
StandardAero, Inc. (a)	92,899	1,983,394
		4,532,960

Banks - 4.1%
Citigroup, Inc.	25,113	3,251,631
Glacier Bancorp, Inc.	27,037	1,167,998
WaFd, Inc.	28,862	863,840
		5,283,469

Beverages - 1.0%
Constellation Brands, Inc. - Class A	11,405	1,289,449

Biotechnology - 1.9%
Vertex Pharmaceuticals, Inc. (a)	4,690	2,451,979

Broadline Retail - 5.2%
Amazon.com, Inc. (a)	27,106	6,753,460

Capital Markets - 1.6%
Goldman Sachs Group, Inc.	2,363	2,127,551

Chemicals - 2.1%
Corteva, Inc.	22,172	1,721,656
HB Fuller Co.	20,796	1,028,778
		2,750,434

Communications Equipment - 2.8%
Arista Networks, Inc. (a)	17,578	3,578,705

Consumer Staples Distribution & Retail - 1.6%
Walmart, Inc.	19,940	2,072,165

Electrical Equipment - 2.4%
Eaton Corp. PLC	7,267	3,122,703

Entertainment - 1.3%
Netflix, Inc. (a)	24,699	1,718,556

Financial Services - 2.8%
Visa, Inc. - Class A	10,107	3,631,748

Ground Transportation - 1.3%
FedEx Freight Holding Co., Inc. (a)	15,165	1,658,748

Health Care Equipment & Supplies - 1.4%
Medtronic PLC	20,504	1,769,290

Health Care Providers & Services - 3.6%

Cigna Group	9,268	2,519,320
Labcorp Holdings, Inc.	7,077	2,180,495
		4,699,815

Hotels, Restaurants & Leisure - 2.0%
Hyatt Hotels Corp. - Class A	16,012	2,538,863

Insurance - 1.8%
Progressive Corp.	11,266	2,335,554

Interactive Media & Services - 8.1%
Alphabet, Inc. - Class C	20,606	7,021,288
Meta Platforms, Inc. - Class A	4,781	3,467,086
		10,488,374

Life Sciences Tools & Services - 2.0%
Thermo Fisher Scientific, Inc.	3,920	2,646,196

Machinery - 1.4%
Otis Worldwide Corp.	27,398	1,762,239

Multi-Utilities - 1.9%
Sempra	31,336	2,442,955

Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	12,701	2,593,671
EOG Resources, Inc.	12,389	1,706,709
Expand Energy Corp.	8,246	693,406
		4,993,786

Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	73,894	568,245

Pharmaceuticals - 2.6%
AstraZeneca PLC	10,483	1,692,690
Bristol-Myers Squibb Co.	27,068	1,689,043
		3,381,733

Semiconductors & Semiconductor Equipment - 15.1%
Broadcom, Inc.	11,993	4,211,822
Infineon Technologies AG - ADR	29,200	1,968,080
NVIDIA Corp.	37,755	8,622,487
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	10,559	4,816,910
		19,619,299

Software - 12.1%
Dynatrace, Inc. (a)	41,733	2,409,663
Intuit, Inc.	3,712	1,023,436
Microsoft Corp.	14,569	7,472,440
Palo Alto Networks, Inc. (a)	7,716	3,065,644
Salesforce, Inc.	7,758	1,781,004
		15,752,187

Specialty Retail - 1.3%
Home Depot, Inc.	6,046	1,720,027

Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	20,177		6,719,345

Textiles, Apparel & Luxury Goods - 1.3%
Gildan Activewear, Inc.	40,964		1,746,295

Wireless Telecommunication Services - 1.1%
T-Mobile US, Inc.	8,413		1,371,992
TOTAL COMMON STOCKS (Cost $71,326,617)			125,528,122

REAL ESTATE INVESTMENT TRUSTS - 2.8%
Mortgage REITs - 1.2%
AGNC Investment Corp.	176,061		1,596,873

Residential REITs - 1.6%
Camden Property Trust	21,541		2,083,661
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,718,404)			3,680,534

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds – 0.5%
First American Government Obligations Fund - Class X, 3.75% (b)	645,002		645,002
TOTAL SHORT-TERM INVESTMENTS (Cost $645,002)			645,002

TOTAL INVESTMENTS - 100.1% (Cost $75,690,023)			129,853,658
Liabilities in Excess of Other Assets - (0.1)%		(0.00126)	(163,922)
TOTAL NET ASSETS - 100.0%			$ 129,689,736

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2026.

Summary of Fair Value Disclosure as of September 30, 2026 (Unaudited)

Davidson Multi-Cap Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 125,528,122	$ –	$ –	$ 125,528,122
Real Estate Investment Trusts	3,680,534	–	–	3,680,534
Money Market Funds	645,002	–	–	645,002
Total Investments	$ 129,853,658	$ –	$ –	$ 129,853,658